Annual Total Returns[BarChart] - Large Company Value Portfolio - Large Company Value Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.49%	16.47%	31.29%	13.03%	(3.85%)	15.36%	11.10%	(7.92%)	27.66%	2.64%